Off balance sheet commitments and lease contracts - Off balance sheet commitments and contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Off Balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	$ 40,311	$ 48,705	$ 40,931
Current portion of non-current debt obligations net of hedging instruments	5,073	4,674	5,331
Lease obligations	9,034	8,943	7,465
Asset retirement obligations	14,976	15,368	14,492
Contractual obligations recorded in the balance sheet	69,394	77,690	68,219
Lease obligations for low value assets, short term contracts or not yet commenced	1,679	1,745	2,077
Purchase obligations	136,032	143,177	147,516
Contractual obligations not recorded in the balance sheet	137,711	144,922	149,593
TOTAL OF CONTRACTUAL OBLIGATIONS	207,105	222,612	217,812
OTHER COMMITMENTS GIVEN	70,675	62,449	54,184
Assets received as collateral (security interests)	62	77	85
Sales obligations	92,555	80,521	93,441
Other commitments received	22,326	20,401	22,358
TOTAL OF COMMITMENTS RECEIVED	114,943	100,999	115,884
Commitments given relating to joint ventures	33,373	34,920	39,055
Commitments given relating to associates	34,491	51,795	31,465
Non-current lease obligations	7,644	7,736	6,263
Current portion of lease obligations	1,390	1,207	1,202
Not later than one year
Off Balance sheet commitments and lease contracts
Current portion of non-current debt obligations net of hedging instruments	5,073	4,674	5,331
Lease obligations	1,390	1,207	1,202
Asset retirement obligations	610	463	617
Contractual obligations recorded in the balance sheet	7,073	6,344	7,150
Lease obligations for low value assets, short term contracts or not yet commenced	689	704	536
Purchase obligations	13,333	11,719	10,763
Contractual obligations not recorded in the balance sheet	14,022	12,423	11,299
TOTAL OF CONTRACTUAL OBLIGATIONS	21,095	18,767	18,449
OTHER COMMITMENTS GIVEN	11,969	11,306	9,867
Assets received as collateral (security interests)	37	28	23
Sales obligations	7,565	7,001	7,135
Other commitments received	17,285	15,270	16,845
TOTAL OF COMMITMENTS RECEIVED	24,887	22,299	24,003
Commitments given relating to joint ventures	253	644	461
Commitments given relating to associates	727	999	913
Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	16,811	22,745	19,888
Lease obligations	3,321	3,178	2,883
Asset retirement obligations	1,751	1,840	3,153
Contractual obligations recorded in the balance sheet	21,883	27,763	25,924
Lease obligations for low value assets, short term contracts or not yet commenced	543	626	879
Purchase obligations	36,174	39,126	38,189
Contractual obligations not recorded in the balance sheet	36,717	39,752	39,068
TOTAL OF CONTRACTUAL OBLIGATIONS	58,600	67,515	64,992
OTHER COMMITMENTS GIVEN	9,877	8,766	10,854
Assets received as collateral (security interests)	16	24	37
Sales obligations	33,271	29,362	31,330
Other commitments received	1,755	1,474	1,705
TOTAL OF COMMITMENTS RECEIVED	35,042	30,860	33,072
Commitments given relating to joint ventures	7,353	7,288	11,822
Commitments given relating to associates	9,110	8,664	8,381
More than 5 years
Off Balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	23,500	25,960	21,043
Lease obligations	4,323	4,558	3,380
Asset retirement obligations	12,615	13,065	10,722
Contractual obligations recorded in the balance sheet	40,438	43,583	35,145
Lease obligations for low value assets, short term contracts or not yet commenced	447	415	662
Purchase obligations	86,525	92,332	98,564
Contractual obligations not recorded in the balance sheet	86,972	92,747	99,226
TOTAL OF CONTRACTUAL OBLIGATIONS	127,410	136,330	134,371
OTHER COMMITMENTS GIVEN	48,829	42,377	33,463
Assets received as collateral (security interests)	9	25	25
Sales obligations	51,719	44,158	54,976
Other commitments received	3,286	3,657	3,808
TOTAL OF COMMITMENTS RECEIVED	55,014	47,840	58,809
Commitments given relating to joint ventures	25,767	26,988	26,772
Commitments given relating to associates	24,654	42,132	22,171
Guarantees given to customs authorities
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	2,236	2,312	2,012
Guarantees given to customs authorities | Not later than one year
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	2,122	2,189	1,876
Guarantees given to customs authorities | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	50	60	17
Guarantees given to customs authorities | More than 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	64	63	119
Guarantees given on borrowings
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	20,428	14,164	14,510
Guarantees given on borrowings | Yemen LNG Company Limited
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	509	509
Guarantees given on borrowings | Arctic LNG 2 LLC
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,076
Guarantees given on borrowings | Ichthys LNG PTY Limited
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	4,860	4,912
Guarantees given on borrowings | Yamal LNG
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	3,469	3,250
Guarantees given on borrowings | Bayport Polymers LLC
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,820	1,820
Guarantees given on borrowings | TotalEnergies Refining & Chemicals Saudi Arabia S.A.S.
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,120	1,164
Guarantees given on borrowings | Mozambique LNG project
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	4,600
Guarantees given on borrowings | Not later than one year
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	595	746	306
Guarantees given on borrowings | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	3,734	3,660	7,372
Guarantees given on borrowings | More than 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	16,099	9,758	6,832
Guarantees related to sales of businesses
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	316	333	331
Guarantees related to sales of businesses | Not later than one year
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	163	179	163
Guarantees related to sales of businesses | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN			16
Guarantees related to sales of businesses | More than 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	153	154	152
Guarantees of current liabilities
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	70	147	172
Guarantees of current liabilities | Not later than one year
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	69	68	79
Guarantees of current liabilities | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1	56	60
Guarantees of current liabilities | More than 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN		23	33
Guarantees to customers / suppliers
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	23,494	19,182	12,318
Guarantees to customers / suppliers | Not later than one year
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	3,093	2,603	1,435
Guarantees to customers / suppliers | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	4,376	1,853	2,169
Guarantees to customers / suppliers | More than 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	16,025	14,726	8,714
Letters of credit
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	2,993	2,432	2,786
Letters of credit | Not later than one year
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	2,869	2,297	2,768
Letters of credit | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	122	135	18
Letters of credit | More than 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	2
Other operating commitments
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	21,138	23,879	22,055
Other operating commitments | Not later than one year
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	3,058	3,224	3,240
Other operating commitments | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,594	3,002	1,202
Other operating commitments | More than 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	$ 16,486	$ 17,653	$ 17,613